VANECK GREEN METALS ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (unaudited)
1
Number
of Shares Value
COMMON STOCKS: 100.0%
Australia : 12.2%
Glencore PLC (GBP) 390,572 $ 1,800,635
IGO Ltd. * 23,364 80,349
Iluka Resources Ltd. 24,813 104,189
Liontown Resources Ltd. * † 147,610 96,214
Lynas Rare Earths Ltd. * 47,362 527,032
Pilbara Minerals Ltd. * † 178,232 298,055
Sandfire Resources Ltd. * 20,705 195,610
3,102,084
Canada : 11.6%
Capstone Copper Corp. * † 45,226 384,197
Hudbay Minerals, Inc. (USD) 28,798 436,578
Ivanhoe Mines Ltd. * † 35,346 374,951
Lithium Americas Corp.
(USD) * † 15,677 89,516
NGEx Minerals Ltd. * 10,655 198,719
Teck Resources Ltd. (USD) 33,263 1,459,913
2,943,874
Chile : 3.3%
Lundin Mining Corp. (CAD) † 41,990 626,500
Sociedad Quimica y Minera
de Chile SA (ADR) * 4,971 213,654
840,154
China : 15.1%
Beijing Easpring Material
Technology Co. Ltd. 12,000 112,156
Chengxin Lithium Group Co.
Ltd. * 20,600 54,933
China Northern Rare Earth
Group High-Tech Co. Ltd. 85,768 582,033
China Rare Earth Resources
And Technology Co. Ltd. * 25,200 183,387
Ganfeng Lithium Group Co.
Ltd. 28,720 245,920
GEM Co. Ltd. 120,700 142,846
Inner Mongolia Xingye
Silver&Tin Mining Co. Ltd. 42,100 194,540
Jiangxi Copper Co. Ltd. 49,203 245,472
MMG Ltd. (HKD) * † 318,400 275,822
Shenghe Resources Holding
Co. Ltd. 41,600 134,773
Tianqi Lithium Corp. * 35,000 234,122
Tongling Nonferrous Metals
Group Co. Ltd. 256,700 193,524
Western Mining Co. Ltd. 56,600 175,327
Yunnan Chihong
Zinc&Germanium Co. Ltd. 119,600 108,170
Yunnan Copper Co. Ltd. 47,600 117,094
Yunnan Tin Co. Ltd. 39,085 127,382
Zangge Mining Co. Ltd. 37,300 305,916
Zhejiang Huayou Cobalt Co.
Ltd. 40,030 371,441
3,804,858
Germany : 1.0%
Aurubis AG 1,956 245,547
Underline
Number
of Shares Value
Indonesia : 2.4%
Amman Mineral
Internasional PT * 1,090,000 $ 472,463
Merdeka Copper Gold Tbk
PT * 1,064,800 134,711
607,174
Japan : 2.5%
Mitsubishi Materials Corp. † 6,600 123,953
Sumitomo Metal Mining Co.
Ltd. 15,900 512,593
636,546
Liechtenstein : 4.5%
Antofagasta PLC (GBP) 30,417 1,132,342
Underline
Mexico : 10.3%
Grupo Mexico SAB de CV 205,700 1,792,140
Southern Copper Corp.
(USD) 7,068 857,772
2,649,912
Poland : 1.6%
KGHM Polska Miedz SA * 9,019 398,483
Underline
Russia : 0.0%
GMK Norilskiy Nickel PAO *∞ 440,500 0
GMK Norilskiy Nickel PAO
(ADR) *∞ 2 0
0
South Africa : 18.1%
Anglo American PLC (GBP) 52,308 1,974,375
Impala Platinum Holdings
Ltd. 50,797 648,461
Northam Platinum Holdings
Ltd. 25,322 411,253
Sibanye Stillwater Ltd.
(ADR) * 43,666 490,805
Valterra Platinum Ltd. 15,321 1,094,487
4,619,381
Sweden : 3.0%
Boliden AB * 18,663 762,546
Underline
United Kingdom : 1.2%
Johnson Matthey PLC 11,035 299,268
Underline
United States : 10.0%
Albemarle Corp. 5,772 467,994
Freeport-McMoRan, Inc. 39,973 1,567,741
MP Materials Corp. * † 7,986 535,621
2,571,356
Zambia : 3.2%
First Quantum Minerals Ltd.
(CAD) * 35,637 806,276
Underline
Total Common Stocks
(Cost: $21,684,661) 25,419,801

VANECK GREEN METALS ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
0.3%
Money Market Fund: 0.3%
(Cost: $82,216)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 4.18%(a) 82,216 $ 82,216
Total Investments: 100.3%
(Cost: $21,766,877) 25,502,017
Liabilities in excess of other assets: (0.3)% (67,090)
NET ASSETS: 100.0% $ 25,434,927
Definitions:
ADR American Depositary Receipt
CAD Canadian Dollar
GBP British Pound
HKD Hong Kong Dollar
USD United States Dollar
* Non-income producing
† Security fully or partially on loan. Total market value of securities on loan is $2,118,684.
∞ Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(a) Rate shown is the 1-day yield as of 09/30/25.